Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our Compensation Committee does not take into account material non-public information when determining the timing or terms of option or SAR awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option or SAR awards. During the year ended December 31, 2025, we did not grant stock options or SARs to any named executive officer (“NEO”) during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.
Award Timing Method
Our Compensation Committee has adopted a policy that prohibits timing or selecting grant dates of any stock options or stock-based awards in coordination with the release of material non-public information, which includes specific policies regarding the grant dates of equity awards for our executive officers and employees. In each case, the exercise price of any stock options (or base price of any SARs) granted must equal the closing price of our common stock on the grant date. Our Compensation Committee does not take into account material non-public information when determining the timing or terms of option or SAR awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option or SAR awards. During the year ended December 31, 2025, we did not grant stock options or SARs to any named executive officer (“NEO”) during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not take into account material non-public information when determining the timing or terms of option or SAR awards, nor does the Company time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such option or SAR awards. During the year ended December 31, 2025, we did not grant stock options or SARs to any named executive officer (“NEO”) during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.
MNPI Disclosure Timed for Compensation Value	false